Advances for Vessels Under Construction and Vessels, net (Schedule of Vessels, net in the Accompanying Consolidated Balance Sheets) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Vessel Cost
Beginning balance	$ 1,045,512
Additions for vessel acquisitions and improvements	43
Ending balance	1,045,555
Accumulated Depreciation
Beginning balance	(267,574)
Depreciation for the period	(18,738)
Ending balance	(286,312)
Net Book Value
Beginning balance	777,938
Additions for vessel acquisitions and improvements	43
Depreciation for the period	(18,738)
Ending balance	$ 759,243